Investment Risks - THE GABELLI DIVIDEND GROWTH FUND	Apr. 30, 2025
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You may want to invest in the Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you seek income

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund, or that value stocks as a category lose favor with investors compared with growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Fund involves the following risks:

Equity Risk [Member]
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Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. These fluctuations may cause a security to be worth less than it was worth when it was purchased by the Fund. Because the value of securities, and thus shares of the Fund could decline, you could lose money. Dividends on common equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. The Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance. The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s net asset value per share (“NAV”) or provide “protection,” compared to other types of equity securities, when markets perform poorly.

Inflation Risk [Member]
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●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Foreign Securities Risk [Member]
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●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Emerging Markets Risk [Member]
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●	Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

Interests Rate Risk [Member]
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●	Interest Rate Risk. Investments in dividend paying securities and other securities with an income component, including preferred stock and securities convertible into or exchangeable for common or preferred stock, involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make dividend, interest and principal payments when due. The Fund may be subject to heightened interest rate risk as a result of changes in economic conditions, inflation and government monetary policy, such as changes in the federal funds rate. There is no way of predicting the frequency or quantum of potential interest rate changes.

Issuer Risk [Member]
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●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Management Risk [Member]
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●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Market Risk [Member]
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●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. There is significant uncertainty as to further actions that may be taken by the U.S. and foreign governments with respect to trade policy. In addition, Russia’s military invasion of Ukraine and the conflict between Israel and Hamas, and the potential for wider conflict, have increased volatility and uncertainty in the financial markets, adversely affected regional and global economies, and could present material uncertainty and risk with respect to the Fund and the performance of the Fund’s investments or operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Value Investing Risk [Member]
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●	Value Investing Risk. The Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Geopolitical Risk [Member]
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●	Geopolitical Risk. Occurrence of global events, such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Infectious Illness Risk [Member]
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●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.